Note 8 - Financial Instruments - Aging of Accounts Receivable (Details) - Trade receivables [member] - Credit risk [member] - CAD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Financial assets	$ 336,249	$ 298,703
Current [member]
Statement Line Items [Line Items]
Financial assets	118,467	116,892
No later than one month [member]
Statement Line Items [Line Items]
Financial assets	41,634	42,562
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Financial assets	22,374	22,317
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Financial assets	23,564	16,352
Later than three months [member]
Statement Line Items [Line Items]
Financial assets	$ 130,210	$ 100,580